Related party transactions and Directors' remuneration (Narrative) (Details) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2019 GBP (£) shares Employees £ / shares	Dec. 31, 2018 GBP (£) shares Employees	Dec. 31, 2017 GBP (£) Employees
Disclosure of transactions between related parties [line items]
Allowances for impairment recognised		£ 2,028.0	£ 1,660.0	£ 2,667.0	[1]
Accruing benefits under defined benefit scheme	[2]	£ 501.0	£ 619.0	£ 493.0
Number of employees (full time equivalent) | Employees		0	83,500	79,900
Pension defined benefit plans [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme		£ 231.0	£ 383.0	£ 263.0
Pension defined benefit plans [member] | The Senior Notes [member] | Heron Issuer Limited [member] | Deficit reduction contributions 30 September 2019 valuation [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member]
Disclosure of transactions between related parties [line items]
Notes issued		£ 500.0
Others
Disclosure of transactions between related parties [line items]
Options to purchase shares held | shares	[3],[4]	32,376,000	23,556,000
Sharesave
Disclosure of transactions between related parties [line items]
Options to purchase shares held | shares		15,148,343
Ordinary share capital [member]
Disclosure of transactions between related parties [line items]
Par value per share | £ / shares		£ 0.25
Key Management Personnel and persons connected to them [member]
Disclosure of transactions between related parties [line items]
Allowances for impairment recognised		£ 0.0	£ 0.0
Total commitments outstanding		0.8	0.9
Advances and credits available	[5]	4.8	4.2
Directors [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme		0.0	0.0
Advances and credits available		0.3	0.4
Total value of guarantees entered into on behalf of Directors		0.0	0.0
Directors [member] | Post-employment medical defined benefit plans [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party		£ 0.0	£ 0.0
Directors and officers [member] | Ordinary share capital [member]
Disclosure of transactions between related parties [line items]
Number of employees (full time equivalent) | Employees		25
Number of shares issued and fully paid | shares		22,789,126	18,884,023
Par value per share | £ / shares		£ 0.25
Percentage of ordinary share capital outstanding		0.13%
Directors and officers [member] | Ordinary share capital [member] | Sharesave
Disclosure of transactions between related parties [line items]
Number of employees (full time equivalent) | Employees		15
Par value per share | £ / shares		£ 0.25
Pension funds [member]
Disclosure of transactions between related parties [line items]
Derivatives transacted		£ 6.0	£ 3.0

[1]	The comparatives for 2017 are presented on an IAS 39 basis
[2]

Post-retirement benefits charge includes £ 270 m (2018: £ 236 m; 2017: £ 230 m) in respect of defined contribution schemes and £ 231 m (2018: £ 383 m; 2017: £ 263 m) in respect of defined benefit schemes .

[3]	Options/award granted over Barclays PLC shares.
[4]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 15,148,343 ). The weighted average exercise price relates to Sharesave.

[5]	Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel